Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of income before income tax, domestic and foreign
	Year ended December 31
	2015	2016	2017
Domestic income/ (loss) (Marshall Islands/ Cayman Islands)	$219,900	$126,244	$-
Foreign income	185,742	93,633	-
Domestic (loss)/ income (Cayman Islands)	-	(97,939)	(276,471)
Foreign income	-	394,196	558,005
Total income before taxes, excluding impairment loss, gain from repurchases of senior notes, reorganization gain, net and loss from issuance of shares upon restructuring	$405,642	$516,134	$281,534

Income tax expense statutory tax rate
	Year Ended December 31,
	2015	2016	2017
Current Tax expense	$99,816	$106,315	$63,495
Deferred Tax expense	-	-	-
Income taxes	$99,816	$106,315	$63,495

Effective tax rate on income / (loss) excluding impairment loss and gain from repurchase of the senior secured notes	24.6%	20.6%	22.6%

Schedule of reconciliation of total tax expense
	Year Ended December 31,
Reconciliation of total tax expense:	2015	2016	2017
Income tax	94,331	106,315	63,495
Taxes on litigation matters subject to statutory rates, including interest and penalties	5,485	-	-
Total	$99,816	$106,315	$63,495

Schedule of deferred tax assets and liabilities
	Year ended December 31,
	2016	2017
Deferred tax assets
Losses carried forward	10,110	12,176
Total deferred tax assets	$10,110	$12,176

Less: valuation allowance	(10,110)	(12,176)
Total deferred tax assets, net	$-	$-